Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 59,320	$ 59,768		$ 59,380
Cost of sales	(26,141)	(26,744)		(27,396)
Gross profit	33,179	33,024		31,984
Distribution expenses	(6,092)	(6,201)		(6,277)
Sales and marketing expenses	(7,374)	(7,156)		(7,158)
Administrative expenses	(4,667)	(4,983)		(4,738)
Other operating income/(expenses)	808	779	[1]	778	[1]
Exceptional income/(expense) above profit from operations	(449)	25		(624)
Profit from operations	15,405	15,487		13,966
Finance expense	(5,146)	(6,376)		(6,133)
Finance income	682	1,024		1,031
Net finance income/(expense)	(4,465)	(5,353)		(5,102)
Share of results of associates	378	329		295
Exceptional share of results of associates	9	104		(35)
Profit before tax	11,328	10,568		9,124
Income tax expense	(2,850)	(3,152)		(2,234)
Profit of the period	8,477	7,416		6,891
Profit of the period attributable to:
Equity holders of AB InBev	6,837	5,855		5,341
Non-controlling interest	$ 1,640	$ 1,561		$ 1,550
Basic earnings per share	$ 3.45	$ 2.92		$ 2.65
Diluted earnings per share	$ 3.39	$ 2.86		$ 2.6

[1]	Amended to conform to the 2025 presentation.